INCOME TAX (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax
Current income tax expense	€ (956)	€ (222)	€ (966)	€ (1,510)	€ 53
Deferred income tax expense relating to origination and reversal of temporary diferrences	(767)
Income tax expense recognised in statement of profit or loss	€ (1,723)	€ (222)	€ (966)	€ (1,510)	€ 53